Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥132,116	¥46,512	¥52,603	¥231,231
Accumulated impairment losses	—	—	(13,591)	(13,591)

	132,116	46,512	39,012	217,640

Goodwill acquired during the year	8,657	24,095	2,060	34,812
Foreign currency translation adjustment	1,052	56	8,902	10,010

Balance at end of year
Gross goodwill	141,825	70,663	63,565	276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥141,825	¥70,663	¥49,974	¥262,462

	Millions of yen
	2015
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥141,825	¥70,663	¥63,565	¥276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	141,825	70,663	49,974	262,462

Foreign currency translation adjustment	2,093	84	2,492	4,669
Other	—	6	(826)	(820)

Balance at end of year
Gross goodwill	143,918	70,753	65,231	279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥143,918	¥70,753	¥51,640	¥266,311

Other Intangible Assets

Other intangible assets, as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,042,875	¥758,399	¥284,476
Internal-use software	1,340,963	1,073,233	267,730
Software acquired to be used in manufacture of handsets	240,366	175,441	64,925
Rights to use telecommunications facilities of wireline operators	17,259	6,545	10,714
Other	56,774	32,173	24,601

Total amortizable intangible assets	¥2,698,237	¥2,045,791	¥652,446

Unamortizable intangible assets:
Trademarks and trade names			¥13,514

Total unamortizable intangible assets			¥13,514

Total			¥665,960

	Millions of yen
	2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,084,746	¥802,180	¥282,566
Internal-use software	1,387,249	1,131,005	256,244
Software acquired to be used in manufacture of handsets	250,022	201,021	49,001
Rights to use telecommunications facilities of wireline operators	18,271	7,276	10,995
Other	56,959	35,852	21,107

Total amortizable intangible assets	¥2,797,247	¥2,177,334	¥619,913

Unamortizable intangible assets:
Trademarks and trade names			¥13,210
Other			3,196

Total unamortizable intangible assets			¥16,406

Total			¥636,319